Balance Sheets - USD ($)	Sep. 30, 2024	Aug. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Dec. 31, 2022	Nov. 30, 2022
Current Assets
Cash		$ 50,798		$ 146,933		$ 301,228
Prepaid expenses		15,944		44,977		111,669
Total Current Assets		66,742		191,910		412,897
Cash and Marketable Securities held in trust account		54,519,214		82,949,890		118,051,563
Total Assets		54,585,956		83,141,800		118,464,460
Current liabilities
Accounts payable		190,000		100,000		13,649
Accrued expenses		439,673		393,600		7,500
Extension loan		4,060,000		2,940,000
Working capital loan		990,500		650,000
Total Current Liabilities		5,680,173		4,083,600		21,149
Deferred underwriter commission		4,025,000		4,025,000		4,025,000
Total Liabilities	$ 65,607	9,705,173	$ 2,866	8,108,600		4,046,149
Commitments and Contingencies
Class A ordinary shares subject to possible redemption; 4,663,957 (at $11.69 per share) as of August 31, 2024 and 7,495,670 shares (at $11.07 per share) as of November 30, 2023		54,519,214		82,949,890		118,051,563
Shareholders’ Deficit
Preference Shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding as of August 31, 2024 and November 30, 2023
Ordinary shares
Additional paid-in capital
Accumulated deficit	(65,607)	(9,638,772)	(2,866)	(7,917,031)		(3,633,593)
Total Shareholders’ Deficit	(65,607)	(9,638,431)	(2,866)	(7,916,690)		(3,633,252)
Total Liabilities and Shareholders’ Deficit		54,585,956		83,141,800		118,464,460
NON-CURRENT ASSETS
Property, plant and equipment	69,929		68,648		$ 21,874
Right-of-use assets	74,240		86,990
Non-current assets	144,169		155,638		21,874
CURRENT ASSETS
Trade receivables	2,188,385		1,811,626		1,443,832
Trade receivables from related party					302,309
Amount owing by shareholders	10,000		10,000		10,000
Amount owing by related party			108,950		113,650
Other receivables, deposits and prepayments	97,351		83,961		109,629
Current tax assets	152,132		38,832		4,050
Fixed deposits with financial institutions	773,575		681,313		859,902
Cash and bank balances	609,841		494,180		684,064
Restricted cash	829,747		607,591		350,459
Current assets	4,661,031		3,836,453		3,877,895
TOTAL ASSETS	4,805,200		3,992,091		3,899,769
EQUITY
Share capital	10,000		10,000		10,000
Retained earnings	672,595		433,184		575,042
Translation reserve	224,554		(81,548)		(5,314)
Merger reserve	2,075,652		2,075,652		1,247,632
TOTAL EQUITY	2,982,801		2,437,288		1,827,360
NON-CURRENT LIABILITIES
Lease liabilities	51,827		67,661
Non-current liabilities	51,827		67,661
CURRENT LIABILITIES
Trade payables	464,002		411,066		471,266
Other payables	254,286		381,131		1,063,903
Client’s funds held in trust	829,747		607,591		350,459
Accruals	107,154		58,184		33,986
Lease liabilities	30,331		23,693
Current tax liability	85,052		5,477		152,795
Current liabilities	1,770,572		1,487,142		2,072,409
TOTAL LIABILITIES	1,822,399		1,554,803		2,072,409
TOTAL EQUITY AND LIABILITIES	4,805,200		3,992,091		$ 3,899,769
Common Class A [Member]
Shareholders’ Deficit
Ordinary shares		53		53		53
Common Class B [Member]
Shareholders’ Deficit
Ordinary shares		$ 288		$ 288		$ 288
Related Party [Member]
Current liabilities
Advances - related parties	$ 65,607		$ 2,866